Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ 27.8	€ 35.9	€ 12.9
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	(8.3)	(6.7)	(3.3)
Remeasurement of post-employment benefit liabilities, after tax	19.5	29.2	9.6
Net investment hedge, before tax	10.1	(6.0)	(5.6)
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	10.1	(6.0)	(5.6)
Cash flow hedges, before tax	17.3	27.3	(15.5)
Cash flow hedges, tax charge/(credit)	(6.0)	(5.6)	4.0
Cash flow hedges, after tax	11.3	21.7	(11.5)
Other comprehensive (income)/loss, before tax	55.2	57.2	(8.2)
Other comprehensive (income)/loss, tax charges/(credits)	(14.3)	(12.3)	0.7
Other comprehensive (income)/loss, after tax	40.9	44.9	(7.5)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax	0.0	0.0	0.0
Deferred tax	(14.3)	(12.3)	0.7
Total current and deferred tax	€ (14.3)	€ (12.3)	€ 0.7